                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3266

                   (Investment Company Act File Number)

                  Federated Government Income Securities, Inc.

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                    Date of Fiscal Year End: 2/29/2004

                    Date of Reporting Period: 2/29/2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.

Established 1986

18TH ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79
Income From Investment Operations:
Net investment income	0.34 [1]	0.42 [1]	0.46 [1,2]	0.52	0.50
Net realized and unrealized gain (loss) on investments	(0.06)	0.43	0.07 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.28	0.85	0.53	1.04	0.01

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.51)	(0.52)	(0.52)

Net Asset Value, End of Period	$9.12	$9.23	$8.82	$8.80	$8.28

Total Return[3]	3.13%	9.86%	6.15%	12.91%	0.10%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.70%	4.69%	5.23%[2]	6.05%	5.79%

Expense waiver/reimbursement[4]	0.49%	0.49%	0.48%	0.50%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$57,407	$77,994	$123,455	$130,829	$106,328

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.73% to 5.23%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period:	$9.20	$8.80	$8.78		$8.26	$8.78
Income From Investment Operations:
Net investment income	0.27 [1]	0.35 [1]	0.39	[1,2]	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	0.42	0.07	2	0.52	(0.50)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.77	0.46		0.97	(0.07)

Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.44)		(0.45)	(0.45)

Net Asset Value, End of Period	$9.10	$9.20	$8.80		$8.78	$8.26

Total Return[3]	2.47%	8.97%	5.38%		12.12%	(0.76)%

Ratios to Average Net Assets:

Expenses	1.73%	1.73%	1.73%		1.73%	1.73%

Net investment income	2.95%	3.94%	4.49%[2]		5.30%	5.04%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%		0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$132,496	$179,786	$116,734		$75,544	$58,643

Portfolio turnover	50%	424%	169%		192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.23	$8.82	$8.80	$8.28	$8.79
Income From Investment Operations:
Net investment income	0.27 [1]	0.35 [1]	0.40 [1,2]	0.45	0.43
Net realized and unrealized gain (loss) on investments	(0.05)	0.43	0.06 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.78	0.46	0.97	(0.06)

Less Distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.44)	(0.45)	(0.45)

Net Asset Value, End of Period	$9.13	$9.23	$8.82	$8.80	$8.28

Total Return[3]	2.47%	9.05%	5.37%	12.08%	(0.65)%

Ratios to Average Net Assets:

Expenses	1.73%	1.73%	1.73%	1.73%	1.73%

Net investment income	2.95%	3.94%	4.49%[2]	5.30%	5.04%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$33,941	$41,532	$32,997	$19,195	$15,413

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.04, increase net realized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 4.99% to 4.49%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.22	$8.81	$8.79	$8.27	$8.78
Income From Investment Operations:
Net investment income	0.34 [1]	0.42 [1]	0.46 [1,2]	0.52	0.50
Net realized and unrealized gain (loss) on investments	(0.06)	0.43	0.07 [2]	0.52	(0.49)

TOTAL FROM INVESTMENT OPERATIONS	0.28	0.85	0.53	1.04	0.01

Less Distributions:
Distributions from net investment income	(0.39)	(0.44)	(0.51)	(0.52)	(0.52)

Net Asset Value, End of Period	$9.11	$9.22	$8.81	$8.79	$8.27

Total Return[3]	3.14%	9.88%	6.15%	12.94%	0.10%

Ratios to Average Net Assets:

Expenses	0.98%	0.98%	0.98%	0.98%	0.98%

Net investment income	3.70%	4.69%	5.24%[2]	6.05%	5.79%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.23%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$652,529	$750,964	$794,482	$866,574	$955,744

Portfolio turnover	50%	424%	169%	192%	152%

1 Based on average shares outstanding.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.74% to 5.24%. Per share, ratios and supplemental data for periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The level of and changes in interest rates, as well as mortgage refinancing activity, continue to be the primary drivers of the Fund's performance. U.S. Treasury yields ended the Fund's annual reporting period, higher, but were volatile throughout the year. The Federal Reserve Board (the "Fed") cited the possibility of an "unwelcome substantial fall in inflation" at its Federal Open Market Committee (FOMC) meeting in early May 2003, which drove Treasury yields to historic lows. The Fed followed up with the only rate cut of 2003, reducing the federal funds target rate from 1.25% to 1.00% at its FOMC meeting in late June 2003. The five-year Treasury note yield hit a low of 2.03% in mid-June, 2003, versus 2.66% at the end of February, 2003. Treasury yields increased significantly during the summer of 2003, in response to stronger economic data, but declined late in the reporting period as market participants gained confidence that Fed monetary policy would remain on hold. The five-year Treasury note yield increased to 3.61% before ending the reporting period at 2.94%.

Mortgage rates gyrated along with Treasury yields. As 30-year mortgage rates fell to multi-decade lows, record refinancing activity ensued. Mortgage refinancing negatively impacts the performance of mortgage-backed securities, due to the more rapid return of security principal and reinvestment of prepayment proceeds at lower market yields. While the risk of mortgage prepayments cannot be eliminated, the Fund held securities which reduced the risk of refinancing. Factors which impact prepayments include geographical considerations, loan age and loan size. Lower loan balance loans, for example, prepaid more slowly in the past year relative to larger balances because homeowners with large loans stand to reap greater monthly savings by refinancing compared to lower balance loans. The Fund's security selection reduced the deleterious impact of refinancing, resulting in incrementally better performance.

The Fund's net total return for the year ended February 29, 2004, was 3.14% for Class F Shares, 3.13% for Class A Shares, 2.47% for Class B Shares and 2.47% for Class C Shares1 versus 3.40% for the Fund's blended benchmark of the Lehman Brothers Government Index2 and the Lehman Brothers Mortgage-Backed Securities Index3 and 1.93% for the Lipper General U.S. Government Fund4 category.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinv.com or by calling 1-800-341-7400.

2 The Lehman Brothers Government Index is composed of U.S. Treasury and government agency bonds. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

3 The Lehman Brothers Mortgage Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and rebalanced monthly by market capitalization. Investments cannot be made in an index.

4 Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the respective categories.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Securities, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to February 29, 2004, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investments objectives, and a blended index comprised of 60% Lehman Brothers Mortgage Backed Securities Index and 40% Lehman Brothers Government Index (LBMBGS).2

Average Annual Total Return[3] for the Period Ended 2/29/2004
1 Year	(1.46)%
5 Years	5.37%
Start of Performance (8/5/1996)	6.04%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550.) The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the averages.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes and average are unmanaged. Investments cannot be made in an index or an average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Securities, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to February 29, 2004, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investments objectives, and a blended index comprised of 60% Lehman Brothers Mortgage Backed Securities Index and 40% Lehman Brothers Government Index (LBMBGS).2

Average Annual Total Return[3] for the Period Ended 2/29/2004
1 Year	(2.97)%
5 Years	5.21%
Start of Performance (8/5/1996)	5.90%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the averages.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes and average are unmanaged. Investments cannot be made in an index or an average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Securities, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to February 29, 2004, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investments objectives, and a blended index comprised of 60% Lehman Brothers Mortgage Backed Securities Index and 40% Lehman Brothers Government Index (LBMBGS).2

Average Annual Total Return[3] for the Period Ended 2/29/2004
1 Year	0.50%

5 Years	5.35%

Start of Performance (8/5/1996)	5.78%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the averages.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes and average are unmanaged. Investments cannot be made in an index or an average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Government Income Securities, Inc. (Class F Shares) (the "Fund") from February 28, 1994 to February 29, 2004, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investments objectives, and a blended index comprised of 60% Lehman Brothers Mortgage Backed Securities Index and 40% Lehman Brothers Government Index (LBMBGS).2

Average Annual Total Return[3] for the Period Ended 2/29/2004
1 Year	1.16%

5 Years	6.13%

10 Years	6.29%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the averages.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes and average are unmanaged. Investments cannot be made in an index or an average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

February 29, 2004

Principal Amount			Value
		U.S. TREASURIES--25.1%
$39,000,000		Notes, 1.125%, 6/30/2005	$38,932,920
23,750,000		Notes, 2.375%, 8/15/2006	24,035,713
13,000,000		Notes, 3.000%, 2/15/2008	13,223,470
10,000,000		Notes, 3.125%, 9/15/2008	10,137,500
28,000,000	[2]	Notes, 3.875%, 2/15/2013	28,056,840
20,600,000		Bonds, 5.375%, 2/15/2031	22,202,886
25,500,000	[2]	Notes, 5.750%, 8/15/2010	29,050,110
12,100,000		Bonds, 7.125%, 2/15/2023	15,576,814
12,200,000		Bonds, 7.250%, 5/15/2016	15,568,298
16,200,000		Bonds, 8.125%, 5/15/2021 - 8/15/2021	22,728,572

		TOTAL U.S. TREASURIES (IDENTIFIED COST $214,755,297)	219,513,123

		MORTGAGE-BACKED SECURITIES--68.7%
		Federal Home Loan Mortgage Corp.--28.2%
43,000,000	[1]	4.500%, 4/1/2019-4/1/2034	43,303,240
50,516,121	[1]	5.000%, 11/1/2017 - 11/1/2033	50,956,925
90,780,482	[1]	5.500%, 4/1/2019 - 12/1/2033	93,363,336
4,907,340		6.000%, 9/1/2032	5,103,634
17,989,413		6.500%, 11/1/2028 - 9/1/2033	18,932,157
28,897,440		7.000%, 9/1/2030 - 4/1/2032	30,675,925
3,310,266		7.500%, 6/1/2007 - 12/1/2015	3,539,978
777,067		8.000%, 2/1/2031	840,204

		TOTAL	246,715,399

		Federal National Mortgage Association--36.8%
59,477,189		5.000%, 9/1/2017 - 11/1/2033	60,518,874
54,986,029		5.500%, 5/1/2033 - 2/1/2034	56,261,552
121,103,032		6.000%, 5/1/2016 - 2/1/2033	126,270,171
55,133,052		6.500%, 5/1/2032 - 1/1/2033	57,994,992
10,932,966		7.000%, 1/1/2031 - 9/1/2032	11,613,268
7,500,596		7.500%, 7/1/2028 - 6/1/2031	8,013,441
1,709,857		8.000%, 2/1/2030 - 1/1/2031	1,848,765

		TOTAL	322,521,063

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--3.7%
$3,729,470		5.000%, 4/15/2033	$3,745,805
56,496		6.000%, 5/15/2024	59,569
1,537,179		7.000%, 1/15/2028 - 10/15/2028	1,641,891
2,771,582		7.500%, 7/15/2029 - 1/15/2031	2,981,755
14,465,444		8.000%, 6/15/2017 - 2/15/2031	15,760,882
1,026,622		8.500%, 12/15/2029 - 11/15/2030	1,119,589
43,377		9.000%, 2/15/2009	47,132
1,404,196		10.500%, 3/15/2016	1,589,381
986,588		11.000%, 12/15/2009 - 10/15/2019	1,116,383
2,906,983		12.000%, 5/15/2011 - 1/15/2016	3,342,215
1,032,561		12.500%, 4/15/2010 - 7/15/2015	1,195,528
231,391		13.000%, 1/15/2011 - 11/15/2014	268,260

		TOTAL	32,868,390

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $590,795,133)	602,104,852

		COLLATERALIZED MORTGAGE OBLIGATIONS--5.5%
6,381,675		ABN AMRO Mortgage Corp. 2003-7, 4.500%, 7/25/2018	6,403,245
6,980,107		CHASE Mortgage Finance Corp. 2003-S14, 5.000%, 1/25/2034	7,021,150
20,000,000		Federal National Mortgage Association, 6.500%, 9/25/2028, REMIC (Series 2002-W3-A4)	21,380,000
5,284,988		Wells Fargo Mortgage Backed Securities Trust 2003-10, 4.500%, 9/25/2018	5,394,335
7,892,457		Wells Fargo Mortgage Backed Securities Trust 2003-18, 5.500%, 12/25/2033	8,078,087

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $46,368,057)	48,276,817

Principal Amount			Value
		REPURCHASE AGREEMENTS--13.8%
$6,700,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC., 1.070%, dated 2/27/2004, to be repurchased at $6,700,597 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	$6,700,000
3,000,000	[3,4]	Interest in $250,500,000 joint repurchase agreement with Goldman Sachs & Co., 1.020%, dated 2/12/2004, to be repurchased at $3,002,720 on 3/15/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	3,000,000
70,000,000	[3,4]	Interest in $274,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.030%, dated 2/18/2004, to be repurchased at $70,058,081 on 3/18/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	70,000,000
41,292,000		Interest in $1,700,000,000 joint repurchase agreement with Bank of America LLC, 1.070%, dated 2/27/2004, to be repurchased at $41,295,682 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034 (held as collateral for securities lending)	41,292,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	120,992,000

		TOTAL INVESTMENTS--113.1% (IDENTIFIED COST $972,910,487)[5]	990,886,792

		OTHER ASSETS AND LIABILITIES - NET--(13.1)%	(114,513,710)

		TOTAL NET ASSETS--100%	$876,373,082

1 All or a portion of these securities are subject to dollar roll transactions.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $973,684,811.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets:
Investments in securities	$869,894,792
Investments in repurchase agreements	120,992,000

Total investments in securities, at value including $40,588,260 of securities loaned (identified cost $972,910,487)		$990,886,792
Cash		423
Income receivable		3,752,007
Receivable for shares sold		646,687
Receivable for investments sold		10,467

TOTAL ASSETS		995,296,376

Liabilities:
Payable for shares redeemed	1,333,616
Income distribution payable	1,601,520
Payable on collateral due to broker	41,292,000
Payable for dollar roll transactions	74,216,067
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	137,071
Payable for Directors'/ Trustees' fees	679
Payable for distribution services fee (Note 5)	99,838
Payable for shareholder services fee (Note 5)	173,323
Accrued expenses	69,180

TOTAL LIABILITIES		118,923,294

Net assets for 96,210,005 shares outstanding		$876,373,082

Net Assets Consist of:
Paid in capital		$929,624,630
Net unrealized appreciation of investments		17,976,305
Accumulated net realized loss on investments		(71,334,128)
Undistributed net investment income		106,275

TOTAL NET ASSETS		$876,373,082

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($57,406,753 ÷ 6,294,059 shares outstanding)		$9.12

Offering price per share (100/95.50 of $9.12)[1]		$9.55

Redemption proceeds per share		$9.12

Class B Shares:
Net asset value per share ($132,496,207 ÷ 14,567,235 shares outstanding)		$9.10

Offering price per share		$9.10

Redemption proceeds per share (94.50/100 of $9.10)[1]		$8.60

Class C Shares:
Net asset value per share ($33,941,452 ÷ 3,719,529 shares outstanding)		$9.13

Offering price per share (100/99.00 of $9.13)[1]		$9.22

Redemption proceeds per share (99.00/100 of $9.13)[1]		$9.04

Class F Shares:
Net asset value per share ($652,528,670 ÷ 71,629,182 shares outstanding)		$9.11

Offering price per share (100/99.00 of $9.11)[1]		$9.20

Redemption proceeds per share (99.00/100 of $9.11)[1]		$9.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 29, 2004

Investment Income:
Interest (including income on securities loaned of $13,474) (net of dollar roll expense of $4,833,798)			$44,799,935
Dividends (received from affiliated issuers) (Note 5)			190,596

TOTAL INCOME			44,990,531

Expenses:
Investment adviser fee (Note 5)		$7,199,026
Administrative personnel and services fee (Note 5)		735,720
Custodian fees		76,827
Transfer and dividend disbursing agent fees and expenses (Note 5)		867,043
Directors'/Trustees' fees		16,478
Auditing fees		18,683
Legal fees		5,471
Portfolio accounting fees (Note 5)		171,269
Distribution services fee--Class A Shares (Note 5)		159,983
Distribution services fee--Class B Shares (Note 5)		1,181,542
Distribution services fee--Class C Shares (Note 5)		287,659
Shareholder services fee--Class A Shares (Note 5)		159,983
Shareholder services fee--Class B Shares (Note 5)		393,847
Shareholder services fee--Class C Shares (Note 5)		95,887
Shareholder services fee--Class F Shares (Note 5)		1,749,959
Share registration costs		92,721
Printing and postage		111,018
Insurance premiums		3,112
Taxes		70,412
Miscellaneous		15,059

TOTAL EXPENSES		13,411,699

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,302,376)
Waiver of administrative personnel and services fee	(10,941)
Waiver of transfer and dividend disbursing agent fees and expenses	(15,437)
Waiver of distribution services fee--Class A Shares	(159,983)
Waiver of shareholder services fee--Class F Shares	(14,000)

TOTAL WAIVERS AND REIMBURSEMENT		(2,502,737)

Net expenses			10,908,962

Net investment income			34,081,569

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,983,237
Net change in unrealized appreciation of investments			(14,043,352)

Net realized and unrealized loss on investments			(8,060,115)

Change in net assets resulting from operations			$26,021,454

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,081,569	$46,835,167
Net realized gain on investments	5,983,237	28,462,779
Net change in unrealized appreciation/depreciation of investments	(14,043,352)	16,966,450

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,021,454	92,264,396

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,694,298)	(3,404,045)
Class B Shares	(5,513,563)	(6,055,992)
Class C Shares	(1,346,276)	(1,547,773)
Class F Shares	(29,872,248)	(37,385,689)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,426,385)	(48,393,499)

Share Transactions:
Proceeds from sale of shares	157,145,632	263,024,741
Net asset value of shares issued to shareholders in payment of distributions declared	17,927,418	19,982,981
Cost of shares redeemed	(335,571,663)	(344,214,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(160,498,613)	(61,206,466)

Change in net assets	(173,903,544)	(17,335,569)
Net Assets:
Beginning of period	1,050,276,626	1,067,612,195

End of period (including undistributed (distributions in excess of) net investment income of $106,275 and $(733,052), respectively)	$876,373,082	$1,050,276,626

See Notes which are an integral part of the Financial Statement

Statement of Cash Flows

For the Year Ended February 29, 2004

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$26,021,454
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(2,655,660,809)
Paydowns of investment securities	214,018,459
Realized loss on paydowns	6,184,143
Proceeds from sale of investment securities	2,640,178,589
Net sales of short-term investment securities	57,262,969
Decrease in income receivable	1,689,905
Decrease in payable for accrued expenses	(404,682)
Decrease in receivable for investments sold	295,209,001
Decrease in payable for investments purchases	(257,941,740)
Net realized gain on investments	(5,983,237)
Net amortization/accretion of premium (discount)	(149,933)
Net unrealized depreciation on investments	14,043,352

NET CASH PROVIDED BY OPERATING ACTIVITIES	334,467,472

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	(133,300,123)
Proceeds from sale of shares	160,052,347
Cash distributions paid	(22,054,111)
Payment for shares redeemed	(339,165,162)

NET CASH USED IN FINANCING ACTIVITIES	$(334,467,049)

NET INCREASE IN CASH	$423

Cash:
Beginning of period	0

End of period	$423

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $17,927,418.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The Fund's objective is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, other fixed income securities and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually based on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended February 29, 2004 was as follows:

Maximum amount outstanding during the period	$234,665,314

Average amount outstanding during the period[1]	$171,673,212

Average shares outstanding during the period	110,504,302

Average debt per shares outstanding during the period	$1.55

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended February 29, 2004.

Securities Lending

The Fund participates in a securities lending program for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 29, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$40,588,260	$41,292,000

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at February 29, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At February 29, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended February 28 or 29	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,105,835	$83,074,666	10,649,012	$96,901,026
Shares issued to shareholders in payment of distributions declared	190,702	1,732,806	194,893	1,756,464
Shares redeemed	(11,454,262)	(104,317,445)	(16,381,366)	(146,206,585)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,157,725)	$(19,509,973)	(5,537,461)	$(47,549,095)

Year Ended February 28 or 29	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,729,090	$24,893,150	11,388,895	$102,608,717
Shares issued to shareholders in payment of distributions declared	400,547	3,630,397	403,223	3,626,800
Shares redeemed	(8,096,496)	(73,361,916)	(5,515,674)	(49,616,679)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,966,859)	$(44,838,369)	6,276,444	$56,618,838

Year Ended February 28 or 29	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,986,813	$36,522,049	4,837,149	$43,733,136
Shares issued to shareholders in payment of distributions declared	65,135	592,321	64,462	581,613
Shares redeemed	(4,830,645)	(44,134,531)	(4,142,459)	(37,467,748)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(778,697)	$(7,020,161)	759,152	$6,847,001

Year Ended February 28 or 29	2004		2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,389,405	$12,655,767	2,121,323	$19,781,862
Shares issued to shareholders in payment of distributions declared	1,319,392	11,971,894	1,561,772	14,018,104
Shares redeemed	(12,542,093)	(113,757,771)	(12,349,053)	(110,923,176)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(9,833,296)	$(89,130,110)	(8,665,958)	$(77,123,210)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(17,736,577)	$(160,498,613)	(7,167,823)	$(61,206,466)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expired capital loss carryforward and discount accretion/premium amortization on debt securities.

For the year ended February 29, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(16,197,146)	$6,184,143	$10,013,003

Net investment income (loss), net realized gains (losses) as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2004 and February 28, 2003, were as follows:

	2004	2003
Ordinary income[1]	$39,426,385	$48,393,499

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,089,356

Net unrealized appreciation	$17,201,981

Capital loss carryforward	$69,873,884

At February 29, 2004, the cost of investments for federal tax purposes was $973,684,811. The net unrealized appreciation of investments for federal tax purposes was $17,201,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,795,835 and net unrealized depreciation from investments for those securities having an excess of cost over value of $593,854.

The difference between book-basis and tax basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales and discount accretion/premium amortization of debt securities.

At February 29, 2004, the Fund had a capital loss carryforward of $69,873,884 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$23,283,777

2008	$26,416,036

2009	$20,174,071

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of February 29, 2004, for federal income tax purposes, post October losses of $685,921 were deferred to March 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $190,596 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended February 29, 2004, the fees paid to FAS and FServ were $225,322 and $499,457, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of the these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended February 29, 2004, FSC retained $29,098 in sales charges from the sale of Class A Shares. FSC also retained $3,356 of contingent deferred sales charges relating to redemptions of Class A Shares, $24,014 relating redemptions of Class C Shares and $32,433 relating to redemptions of Class F Shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $146,974, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended February 29, 2004, were as follows:

Purchases	$19,817,868

Sales	$23,757,781

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED GOVERNMENT INCOME SECURITIES, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Income Securities, Inc. (the "Fund") as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the cash flows for the year then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned February 29, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Government Income Securities, Inc. as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the cash flows for the year then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 7, 2004

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: September 1981

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management
Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: May 2003

Susan M. Nason has been the Fund's Portfolio Manager since February 2001. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G001109-01 (4/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $19,976

                  Fiscal year ended 2003 - $19,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $2,029

                  Fiscal year ended 2003 - $1,354

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $16,492 and $0 respectively.  Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent
fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $205,000 and $0 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $123,783 and $38,999 respectively.

      Executive compensation analysis and consultation regarding information requests by regulatory agencies.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $435,297

            Fiscal year ended 2003 - $211,312

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Government Income Securities, Inc

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 23, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 23, 2004